Shareholder Fees {- Fidelity® Total International Index Fund}	Feb. 17, 2022 USD ($)
10.31 Fidelity Total International Index Fund PRO-13 | Fidelity® Total International Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none